UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F-NT

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ];          Amendment Number:______
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:    BlackRock (Netherlands) B.V.
Address: Rembrandt Tower
         17th Floor
	 Amstelplein, Amsterdam
	 Netherlands


13F File Number: 028-12198


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Matthew J. Fitzgerald
Title: Attorney-In-Fact*
Phone: 415-670-2000


________________________________________________________________________
/s/ Matthew J. Fitzgerald     San Francisco, CA 94105   October 13, 2010


Signed pursuant to Power Of Attorney dated
February 12, 2010, included as Exhibit to this Form 13F-NT filed with the Securities and Exchange Commission by BlackRock (Netherlands) B.V.



Report Type (Check only one.):

[ ]      13F HOLDINGS REPORT.

[X]      13F NOTICE.

[ ]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager

Form 13F File Number    Name
--------------------    --------------------------
     028-05115          BlackRock Group Limited